Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Fair Value Measurements and Disclosures
The following is a description of the valuation methodologies used for the Company’s financial assets that are measured on a recurring basis at estimated fair value:

Investment securities available-for-sale: Certain corporate debt securities, marketable equity securities and mutual funds have been valued using unadjusted quoted prices from active markets and therefore have been classified as level 1. However, the majority of the Company’s investment securities available-for-sale have been valued utilizing level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.

Assets measured at fair value on a recurring basis at December 31, 2012 and 2011, segregated by fair value hierarchy level, are summarized below:

	Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
December 31, 2012:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,519	$—	$4,519	$—
Agency mortgage-backed	1,379	—	1,379	—
State and political subdivisions	10,462	—	10,462	—
Corporate	3,300	2,529	771	—
Total debt securities	19,660	2,529	17,131	—
Marketable equity securities	797	797	—	—
Mutual funds	173	173	—	—
Total	$20,630	$3,499	$17,131	$—

December 31, 2011:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,537	$—	$17,537	$—
Agency mortgage-backed	3,386	—	3,386	—
State and political subdivisions	12,830	—	12,830	—
Corporate	8,293	6,229	2,064	—
Total debt securities	42,046	6,229	35,817	—
Marketable equity securities	773	773	—	—
Mutual funds	135	135	—	—
Total	$42,954	$7,137	$35,817	$—

There were no significant transfers in or out of Levels 1 and 2 for the year ended December 31, 2012. Certain other assets and liabilities are measured at fair value on a nonrecurring basis, that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Assets and liabilities measured at fair value on a nonrecurring basis in periods after initial recognition, such as impaired loans, investment securities held-to-maturity and other real estate owned, were not significant at December 31, 2012 or 2011. The Company has not elected to apply the fair value method to any financial assets or liabilities other than those situations where other accounting pronouncements require fair value measurements.

FASB ASC Topic 825, Financial Instruments, requires disclosure of the estimated fair value of financial instruments. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Management’s estimates and assumptions are inherently subjective involving uncertainties and matters of significant judgment. Changes in assumptions could dramatically affect the estimated fair values.

Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. Certain financial instruments and all nonfinancial instruments may be excluded from disclosure requirements. Thus, the aggregate fair value amounts presented may not necessarily represent the actual underlying fair value of all such instruments of the Company.

The following methods and assumptions were used by the Company in estimating the fair value of its significant financial instruments:

Cash and cash equivalents: The carrying amounts reported in the balance sheet for cash and cash equivalents approximate those assets' fair values and are classified as Level 1.

Interest bearing deposits in banks: Fair values for interest bearing deposits in banks are based on discounted present values of cash flows and are classified as Level 2.

Investment securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair value measurements consider observable data which may include market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows. Investment securities are classified as Level 1 or Level 2 depending on availability of recent trade information.

Loans held for sale: The fair value of loans held for sale is estimated based on quotes from third party vendors, resulting in a Level 2 classification.

Loans: Fair values of loans are estimated for portfolios of loans with similar financial characteristics and segregated by loan class or segment. For variable-rate loan categories that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts adjusted for credit risk. The fair values for other loans (for example, fixed-rate residential, commercial real estate, rental property mortgage loans as well as commercial and industrial loans) are estimated using discounted cash flow analysis, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future cash flows, future expected loss experience and risk characteristics. Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values, where applicable. The fair value methods and assumptions that provide observable assumptions as defined by current accounting standards are classified as Level 2. Those methods that do not provide observable assumptions are classified as Level 3.

Accrued interest receivable and payable: The carrying amounts of accrued interest approximate their fair values and are classified as Level 1 or 2 in accordance with the classification of the related principal's valuation.

Nonmarketable equity securities: It is not practical to determine the fair value of the nonmarketable securities, such as FHLB of Boston stock, due to restrictions placed on their transferability.

Deposits: The fair values disclosed for noninterest bearing deposits are, by definition, equal to the amount payable on demand at the reporting date, resulting in a Level 1 classification. The fair values for time deposits and other interest bearing nontime deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on similar deposits to a schedule of aggregated expected maturities on such deposits, resulting in a Level 2 classification.

Borrowed funds: The fair values of the Company’s long-term debt are estimated using discounted cash flow analysis based on interest rates currently being offered on similar debt instruments, resulting in a Level 2 classification. The fair values of the Company’s short-term debt is the carrying amounts reported in the balance sheet, also resulting in a Level 1 classification.

Off-balance-sheet financial instruments: Fair values for off-balance-sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The only commitments to extend credit that are normally longer than one year in duration are the home equity lines whose interest rates are variable quarterly. The only fees collected for commitments are an annual fee on commercial credit card arrangements and often a flat fee on commercial lines of credit and standby letters of credit. The fair value of off-balance-sheet financial instruments as of the balance sheet dates was not significant.

As of the balance sheet dates, the estimated fair values and related carrying amounts of the Company's significant financial instruments were as follows:

	December 31, 2012
	Fair Value Measurements
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial assets
Cash and cash equivalents	$46,510	$46,510	$46,510	$—	$—
Interest bearing deposits in banks	21,922	22,158	—	22,158	—
Investment securities	26,126	26,107	3,499	22,608	—
Loans held for sale	11,014	11,313	—	11,313	—
Loans, net
Residential real estate	153,696	146,216	—	146,216	—
Construction real estate	35,573	41,364	—	41,364	—
Commercial real estate	181,290	178,880	—	178,880	—
Commercial	21,297	20,676	—	20,676	—
Consumer	6,027	6,192	—	6,192	—
Tax exempt	41,744	49,188	—	49,188	—
Accrued interest receivable	1,539	1,539	15	1,524	—
Nonmarketable equity securities	1,976	N/A	N/A	N/A	N/A
Financial liabilities
Deposits
Noninterest bearing	83,715	83,715	83,715	—	—
Interest bearing	273,505	273,509	—	273,509	—
Time	152,773	153,565	—	153,565	—
Borrowed funds
Short-term	3,989	3,989	3,989	—	—
Long-term	11,758	14,272	—	14,272	—
Accrued interest payable	300	300	—	300	—

	December 31, 2011
	Carrying Amount	Estimated Fair Value
Financial assets	(Dollars in thousands)
Cash and cash equivalents	$24,381	$24,381
Interest bearing deposits in banks	24,020	24,324
Investment securities	46,954	46,952
Loans and loans held for sale, net	425,158	415,823
Accrued interest receivable	1,810	1,810
Nonmarketable equity securities	1,976	1,976
Financial liabilities
Deposits	473,439	474,509
Borrowed funds	29,015	33,696
Accrued interest payable	356	356

The carrying amounts in the preceding tables are included in the balance sheet under the applicable captions.